John Hancock Funds II

Supplement dated June 11, 2015 to the current prospectus

Diversified Strategies Fund (the fund)

Effective immediately, Barry Evans no longer serves as a portfolio manager of the fund. Accordingly, all references to Mr. Evans as a portfolio manager of the fund are removed from the prospectus.

Also effective immediately, Nathan Thooft, CFA, has replaced Mr. Evans as one of the fund’s portfolio managers. Robert Boyda, Jeffrey N. Given, Howard C. Greene, Steve Medina, and Mr. Thooft are jointly and primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following replaces in its entirety the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Robert Boyda	Jeffrey N. Given, CFA	Howard C. Greene, CFA
Senior Managing Director and	Vice President and Portfolio Manager	Senior Vice President and
Senior Portfolio Manager	Portfolio Manager of the fund since	Senior Portfolio Manager
Portfolio Manager of the fund since	inception	Portfolio Manager of the fund
inception		since inception

Steve Medina	Nathan Thooft, CFA
Senior Managing Director and	Managing Director
Senior Portfolio Manager	Portfolio Manager of the fund since 2015
Portfolio Manager of the fund since
inception

The following information relating to Mr. Thooft is added to the portfolio manager information in “Fund details” under “Who’s who – Subadvisor”:

Nathan Thooft, CFA

•	Managing Director of Asset Allocation, Portfolio Solutions Group (PSG)
•	Portfolio Manager of the fund since 2015
•	Vice President and Director of Investments, Investment Management Services, John Hancock Financial (2008–2011)
•	Began business career in 2000

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated June 11, 2015 to the current Statement of Additional Information (the SAI)

Diversified Strategies Fund (the fund)

Effective immediately, Barry Evans no longer serves as a portfolio manager of the fund. Accordingly, all references to Mr. Evans as a portfolio manager of the fund are removed from the SAI.

Also effective immediately, Nathan Thooft, CFA, has replaced Mr. Evans as one of the fund’s portfolio managers.

Accordingly, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, John Hancock Asset Management a division of Manulife Asset Management (US) LLC:

Fund	Portfolio Manager(s)
Diversified Strategies Fund	Howard Greene, Jeffrey Given, Robert Boyda, Steve Medina, and Nathan Thooft are jointly and primarily responsible for the day-to-day management of this Fund’s portfolio

The following table reflects information as of May 29, 2015:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Nathan Thooft*	45	$65.7	1	$6.4	0	$0

*As of May 29, 2015

Other accounts managed by the portfolio manager for which a subadvisor receives a performance-based fee:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets	Number of Accounts	Assets	Number of Accounts	Assets
Nathan Thooft	0	$0	0	$0	0	$0

Ownership of Fund shares: The following table indicates, as of May 29, 2015, the value, within the indicated range, of Fund shares that Mr. Thooft beneficially owned. For purposes of this table, the following letters represent the range indicated below:

A	—	$0
B	—	$1--$10,000
C	—	$10,001--$50,000
D	—	$50,001--$100,000
E	—	$100,001--$500,000
F	—	$500,001--$1,000,000
G	—	More than $1 million

Nathan
Fund	Thooft
Diversified Strategies	A

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.